Equity Method Investments - Additional Information (Detail)	Oct. 01, 2018	Dec. 31, 2018
Financial & risk [member]
Disclosure of associates [line items]
Percentage of ownership stake sold	55.00%
Refinitiv [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired		45.00%
Stake retained		45.00%
Percentage of ownership stake sold	55.00%
Refinitiv [member] | Bottom of range [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired		42.90%
Refinitiv [member] | Top of range [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired		47.60%